Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2014
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments will be phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2013	March 2014	March 2015	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital (Note)	3.5%	4.0%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital (Note)	4.5%	5.5%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital (Note)	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.0%	0.0%	0.0%	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital (Note)	90.0%	80.0%	70.0%	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital (Note)	0.0%	20.0%	40.0%	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs	—	—	—	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

Note:	While these measures are included in the revisions to capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs/G-SIFIs, have not yet been published.

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2013 and 2014 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2013		2014
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required	2,059	3.50	2,411	4.00
Actual	4,804	8.16	5,304	8.79
Tier 1 capital:
Required	2,647	4.50	3,316	5.50
Actual	6,487	11.02	6,845	11.35
Total risk-based capital:
Required	4,706	8.00	4,823	8.00
Actual	8,345	14.18	8,656	14.35
MHBK (Note):
Common Equity Tier 1 capital:
Required	—	—	2,130	4.00
Actual	—	—	5,387	10.11
Tier 1 capital:
Required	—	—	2,928	5.50
Actual	—	—	6,525	12.25
Total risk-based capital:
Required	—	—	4,259	8.00
Actual	—	—	8,180	15.36
MHTB:
Common Equity Tier 1 capital:
Required	91	3.50	103	4.00
Actual	344	13.24	379	14.76
Tier 1 capital:
Required	117	4.50	141	5.50
Actual	344	13.24	379	14.76
Total risk-based capital:
Required	208	8.00	205	8.00
Actual	448	17.21	457	17.80
Non-consolidated:
MHBK (Note):
Common Equity Tier 1 capital:
Required	—	—	2,072	4.00
Actual	—	—	5,260	10.15
Tier 1 capital:
Required	—	—	2,849	5.50
Actual	—	—	6,370	12.29
Total risk-based capital:
Required	—	—	4,144	8.00
Actual	—	—	8,072	15.58
MHTB:
Common Equity Tier 1 capital:
Required	90	3.50	101	4.00
Actual	345	13.45	375	14.76
Tier 1 capital:
Required	115	4.50	139	5.50
Actual	345	13.45	375	14.76
Total risk-based capital:
Required	205	8.00	203	8.00
Actual	446	17.43	451	17.79

Note:	The former MHBK and the former MHCB merged on July 1, 2013 and the former MHCB, the surviving company, changed its trade name to MHBK.

Capital adequacy ratios of the former MHCB and the former MHBK as of March 31, 2013 are set forth in the following table:

	March 31, 2013
	Consolidated		Non-consolidated
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
The former MHCB (1):
Common Equity Tier 1 capital:
Required	1,292	3.50	1,143	3.50
Actual	3,195	8.65	2,993	9.16
Tier 1 capital:
Required	1,661	4.50	1,470	4.50
Actual	4,071	11.03	3,980	12.18
Total risk-based capital:
Required	2,953	8.00	2,613	8.00
Actual	5,130	13.89	5,008	15.33
The former MHBK (2) (3):
Common Equity Tier 1 capital:
Required	810	3.50	793	3.50
Actual	2,061	8.90	2,009	8.86
Tier 1 capital:
Required	1,041	4.50	1,020	4.50
Actual	2,344	10.13	2,252	9.93
Total risk-based capital:
Required	1,850	8.00	1,813	8.00
Actual	3,259	14.08	3,163	13.95

Notes:

(1)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥424.4 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.
(2)	The amounts and ratios were calculated in accordance with Basel III and are included for reference purpose only because the former MHBK was subject to Basel II requirements as of March 31, 2013 as a financial institution without overseas operations to which only domestic capital adequacy requirements applied.
(3)	The distribution of all of the shares of MHSC to MHFG as a dividend in kind (¥125.7 billion) on April 1, 2013 was deducted from Common Equity Tier 1 capital.